Risks and Uncertainties (Q2)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Risks and Uncertainties [Abstract]
Risks and Uncertainties

Note 7 — Risks and Uncertainties

As discussed in Note 1 – Business and Liquidity – (b) Liquidity, Management’s Plan and Going Concern, and as a result of the Merger announced on October 10, 2019 as described further in Note 4 – The Proposed Merger with AFE, we are currently focused on completing the steps required to complete the merger, which include but are not limited to, (i) completion of all Company required filings, (ii) curing the Nasdaq listing requirement deficiencies, (iii) completion of the Form S-4, Form S-1 and Proxy related to the merger, (iv) completion of the Share Exchange Agreements pre-emptive rights process and (v) all other tasks required to complete the merger.

In connection with the entry into the Merger Agreement, the Company entered into New Purchase Agreements with each of the Purchasers of its Debentures, whereby each of the Purchasers agreed to exchange their Debentures and Debenture Warrants for New Debentures and New Debenture Warrants, and certain of the Purchasers agreed to provide $2,000,000 of Interim Financing. Pursuant to the New Purchase Agreements, the Company also issued Merger Debentures to certain accredited investors, along with Merger Warrants as part of the Interim Financing. The Company shall receive the $2,000,000 pursuant to the Merger Debentures according to the following schedule: (i) $1,000,000 on or before October 14, 2019, (ii) $500,000 upon the filing of the proxy statement for the Company stockholder approval of the Merger, and (iii) $500,000 within two business days of Company stockholder approval of the Merger. The terms of the Merger Debentures are the same as the New Debentures. The Merger Debentures are intended to assist the Company in financing its business through the closing of the Merger.

As compensation for its services, the Company agreed to pay to the Placement Agent: (i) a cash fee of $140,000 (representing an aggregate fee equal to 7% of the face amount of the Merger Debentures, as defined below); and (ii) a New Placement Agent Warrant. We also agreed to reimburse certain expenses of the Placement Agent.

The $1,000,000 scheduled payment on or before October 14, 2019 was subsequently received less certain legal costs and escrow fees in the amount of $966,000.

As part of the Interim Financing, we had also agreed to loan $350,000 of the proceeds from the Merger Debentures to AFE to assist AFE in financing its business through the closing of the Merger. On October 24, 2019, we entered into the loan agreement which is due in full on the later of March 31, 2020 or within five days following the closing of the Merger. If the Merger does not close, the loan will mature on March 31, 2020 or three months following the special stockholder meeting called to approve the merger transactions. The loan accrues interest at 11% per annum and is also due in full upon repayment, subject to an increased default interest in certain limited circumstances.

On February 19, 2020, we entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain holders of the Company’s 11% Senior Secured Convertible Debentures, pursuant to which, among other things, the holders purchased, in accordance with a private placement offering of the Company, $450,000 in principal amount of additional 11% Senior Secured Convertible Debentures (together, the “Additional Interim Debentures”) and warrants exercisable for up to 300,004 shares of common stock, half of which are Series A common stock purchase warrants and half of which are Series B common stock purchase warrants (together, the “Additional Interim Warrants”). The Additional Interim Debentures and Additional Interim Warrants are issued on substantially the same terms as the Merger Debentures and Merger Warrants issued in October 2019, provided that the Additional Interim Debentures include an adjustment to the conversion price in the event of certain dilutive equity issuances by the Company.

As compensation for its services, we paid to the Placement Agent: (i) a cash fee of $31,500 (representing an aggregate fee equal to 7% of the face amount of the Additional Interim Debentures); and (ii) a warrant to purchase 22,500 shares of Common Stock (the “Interim Placement Agent Warrant”). We have also agreed to reimburse certain expenses of the Placement Agent. The Interim Placement Agent Warrant has been issued on substantially the same terms as the Additional Interim Warrants.

On February 18, 2020, we entered into an amended loan agreement (the “Amended Loan Agreement”) with AFE, amending the Loan Agreement entered into with AFE in October 2019. The Loan Agreement contemplates that we would loan a portion of the $2,450,000 proceeds that we received under the New Purchase Agreements dated October 10, 2019 as well as under the Securities Purchase Agreement.

We had previously loaned $350,000 to AFE at the time of entering into the Loan Agreement, and on February 19, 2020, we have loaned an additional $100,000 out of the proceeds of the Additional Interim Debentures. An additional $115,000 will be loaned to AFE upon the receipt of the next tranche of funds under the New Purchase Agreements. These loaned amounts are due in full within five days following the closing of the transactions contemplated by the Merger Agreement dated October 10, 2019. If the Merger does not close, the loan will mature three months following the special meeting of the Company’s stockholders called to approve the Merger. The loan accrues interest at 11% per annum and is also due in full upon repayment, subject to an increased default interest rate in certain limited circumstances.

We can make no assurances that the proposed Merger will be completed on a timely basis or at all. We may also need to raise additional capital through equity and debt financing to complete the Merger or to otherwise strengthen our balance sheet for our corporate general and administrative expenses. We cannot provide any assurance that any financing will be available to us in the future on acceptable terms or at all. Any such financing could be dilutive to our existing stockholders. In addition, we may be forced to seek relief to avoid or end insolvency through other proceedings including bankruptcy. Based on the historical negative cash flows and the continued limited cash inflows in the period subsequent to year end there is substantial doubt about the Company’s ability to continue as a going concern.

On May 16, 2019, SES received a notice of noncompliance (the “Notice”) from the Listing Qualifications Staff (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that the Company was not compliant with the minimum stockholders’ equity requirement under Nasdaq Listing Rule 5550(b)(1) for continued listing on The Nasdaq Capital Market because the Company’s stockholders’ equity, as reported in SES’s Quarterly Report on Form 10-Q for the period ended March 31, 2019, was below the required minimum of $2.5 million. Based on materials provided to Nasdaq by SES, the Staff granted SES an extension through November 12, 2019 to complete the Merger.

On November 13, 2019, SES received notification from the Staff that it did not meet the terms of the previously granted extension and, as a result, the Staff has determined that that the securities of SES would be subject to delisting unless SES timely requested a hearing before a Nasdaq Hearings Panel (the “Panel”).

Additionally, on October 17, 2019, the Staff notified SES that since it failed to timely file its Annual Report on Form 10-K for the year ended June 30, 2019, it no longer complied with Nasdaq Listing Rule 5250(c)(1). SES was given until December 16, 2019, to submit a plan of compliance for consideration by the Staff. However, pursuant to Nasdaq Listing Rule 5810(c)(2)(A), the Staff has informed SES that it can no longer consider the Company’s plan, and, as a result, the failure to file the Form 10-K serves as an additional and separate basis for delisting. On November 21, 2019, SES received an additional delinquency notification letter from the Staff due to SES’s continued non-compliance with Nasdaq Listing Rule 5250(c)(1) as a result of the Company’s failure to timely file its Quarterly Report on Form 10-Q for the quarter ended September 30, 2019.

SES requested a hearing before the Panel. The hearing request automatically stayed any suspension/delisting action through December 5, 2019. On December 13, 2019, we received notification from the Panel that it had determined to extend the stay of suspension through the completion of the hearings process which will take place on December 19, 2019. At the hearing, the Company requested an exception through the closing of the previously announced Merger with AFE. The Panel granted the extension until May 11, 2020 subject to certain milestones being met throughout the timeframe of the stay.

On February 20, 2020, the Company received an additional delinquency notification letter from the Staff due to the Company’s continued non-compliance with Nasdaq Listing Rule 5250(c)(1) as a result of the Company’s failure to timely file this Quarterly Report for the quarter ended December 31, 2019. The Company was required and delivered a plan with respect to this deficiency to the Panel on February 27, 2020.

Note 7 — Risks and Uncertainties

As of June 30, 2019, we had $0.9 million in cash and cash equivalents and $34,000 of working capital.

As of January 10, 2020, we had $0.4 million in cash and cash equivalents.  Of the $0.4 million in cash and cash equivalents, $37000 resides in the United States or easily access foreign countries and approximately $40,000 resides in China.

On March 29, 2019, our Board of Directors engaged Clarksons Platou Securities, Inc. (“CPS”) to act as our financial advisors to advise us as we conducted a process to evaluate financing options and strategic alternatives such as but not limited to a strategic merger, a sale, a recapitalization and/or a financing consisting of equity and/or debt securities focused on maximizing shareholder value and protecting the interests of our debtholders.

As a result of our efforts evaluating financing and strategic options, on October 10, 2019 we entered into an Agreement and Plan of Merger (the “Merger Agreement”) with AFE as described further in Note 16 – Subsequent Events – The Proposed Merger with AFE.  Currently our focus is on completing the steps required to complete the Merger, which include but are not limited to, (i) completion of all Company required filings, (ii) curing the NASDAQ listing requirement deficiencies, (iii) completion of the form S-4 and Proxy related to the Merger, (iv) completion of the Batchfire Share Exchange pre-emptive rights process and (v) all other tasks required to complete the Merger.

In connection with the entry into the Merger Agreement, the Company entered into a securities purchase and exchange agreements (each, a “New Purchase Agreements”) with each of the existing holders of its 11% senior secured debentures issued in October 2017 (the “Debentures”), whereby each of the holders agreed to exchange their Debentures and accompanying warrants (the “Debenture Warrants”) for new debentures (the “New Debentures”) and warrants (the “New Warrants”), and certain of the holders agreed to provide $2,000,000 of additional debt financing (the “Interim Financing”).  Pursuant to the New Purchase Agreements, the Company also issued $2,000,000 of 11% senior secured debentures (the “Merger Debentures”) to certain accredited investors, along with warrants to purchase $4,000,000 of shares of Common Stock, half of which were Series A Common Stock Purchase Warrants (the “Series A Merger Warrants”) and half of which were Series B Common Stock Purchase Warrants (the “Series B Merger Warrants” and, together with the Series A Merger Warrants, the “Merger Warrants”), as part of the Interim Financing.  The Company shall receive the $2,000,000 pursuant to the Merger Debentures according to the following schedule: (i) $1,000,000 on or before October 14, 2019, (ii) $500,000 upon the filing of the proxy statement for the Company stockholder approval of the Merger, and (iii) $500,000 within two business days of Company stockholder approval of the Merger.  The terms of the Merger Debentures are the same as the New Debentures.  The Merger Debentures are intended to assist the Company in financing its business through the closing of the Merger.

As compensation for its services, the Company will pay to T.R. Winston & Company, LLC (the “Placement Agent”): (i) a cash fee of $140,000 (representing an aggregate fee equal to 7% of the face amount of the Merger Debentures, as defined below); and (ii) a warrant to purchase 100,000 shares of Common Stock (the “New Placement Agent Warrant”).  We have also agreed to reimburse certain expenses of the Placement Agent.

The Company has also loaned $350,000 of the proceeds from the Merger Debentures to AFE to assist AFE in financing its business through the closing of the Merger. The loan is subject to interest at the rate of 11% per annum payable in full on the repayment date in conjunction with the repayment of the principal amount. The repayment date is the earlier of five days after completion of the Merger transaction or the later of March 31, 2020 or three months following the vote of the shareholders on the Merger.

The $1,000,000 scheduled payment on or before October 14, 2019 was subsequently received less certain legal costs and escrow fees in the amount of $966,000.

On October 24, 2019 we entered into a loan agreement with AFE whereby we loaned a portion of the $2.0 million proceeds received under the New Purchase Agreements. Under the loan agreement, we loaned $350,000 to AFE, which is due in full on the later of March 31, 2020 or within five days following the closing of the Merger. If the Merger does not close, the loan will mature on March 31, 2020 or three months following the special stockholder meeting called to approve the merger transactions. The loan accrues interest at 11% per annum and is also due in full upon repayment, subject to an increased default interest in certain limited circumstances.

We can make no assurances that the proposed merger transaction will be completed on a timely basis or at all.  In addition, we may be forced to seek relief to avoid or end insolvency through other proceedings including bankruptcy.  Based on the historical negative cash flows and the continued limited cash inflows in the period subsequent to year end there is substantial doubt about the Company’s ability to continue as a going concern.

Other than AFE and our Yima Joint Venture, all of our other development opportunities are in the early stages of development and/or contract negotiations.

Our operations are subject to stringent laws and regulations governing the discharge of materials into the environment, remediation of contaminated soil and groundwater, sitting of facilities or otherwise relating to environmental protection. Numerous governmental agencies, such as various Chinese, Australian and European Union authorities at the municipal, provincial or central government level and similar regulatory bodies in other countries, issue regulations to implement and enforce such laws, which often require difficult and costly compliance measures that carry substantial potential administrative, civil and criminal penalties or may result in injunctive relief for failure to comply.  Although to date we have not experienced any material adverse effect from compliance with existing environmental requirements, we cannot assure you that we will not suffer such effects in the future or that projects developed by our partners or customers will not suffer such effects.

The Company is subject to concentration of credit risk with respect to our cash and cash equivalents, which it attempts to minimize by maintaining cash and cash equivalents with major high credit quality financial institutions.  At times, the Company’s cash balances in a particular financial institution exceed limits that are insured by the U.S. Federal Deposit Insurance Corporation or equivalent agencies in foreign countries and jurisdictions such as Hong Kong.

On May 16, 2019, SES received a notice of noncompliance (the “Notice”) from the Listing Qualifications Staff (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that the Company was not compliant with the minimum stockholders’ equity requirement under Nasdaq Listing Rule 5550(b)(1) for continued listing on The Nasdaq Capital Market because the Company’s stockholders’ equity, as reported in SES’s Quarterly Report on Form 10-Q for the period ended March 31, 2019, was below the required minimum of $2.5 million. Based on materials provided to Nasdaq by SES, the Staff granted SES an extension through November 12, 2019 to complete the Merger.

On November 13, 2019, SES received notification from the Staff that it did not meet the terms of the previously granted extension and, as a result, the Staff has determined that that the securities of SES would be subject to delisting unless SES timely requested a hearing before a Nasdaq Hearings Panel (the “Panel”).

Additionally, on October 17, 2019, the Staff notified SES that since it failed to timely file its Annual Report on Form 10-K for the year ended June 30, 2019, it no longer complied with Nasdaq Listing Rule 5250(c)(1). SES was given until December 16, 2019, to submit a plan of compliance for consideration by the Staff. However, pursuant to Nasdaq Listing Rule 5810(c)(2)(A), the Staff has informed SES that it can no longer consider the Company’s plan, and, as a result, the failure to file the Form 10-K serves as an additional and separate basis for delisting.  On November 21, 2019, SES received an additional delinquency notification letter from the Staff due to SES’s continued non-compliance with Nasdaq Listing Rule 5250(c)(1) as a result of the Company’s failure to timely file its Quarterly Report on Form 10-Q for the quarter ended September 30, 2019.

SES has requested a hearing before the Nasdaq Hearings Panel. The hearing request automatically stayed any suspension/delisting action through December 5, 2019. On December 13, 2019, we received notification from the Panel that it had determined to extend the stay of suspension throught the completion of the hearings process, which will take place on December 19, 2019.  At the hearing, SES will request the stay be extended through the closing of the previously announced Merger with AFE. However, there can be no assurance that the Panel will grant a further extension to enable SES to demonstrate compliance that it has regained compliance with all applicable requirements.